Cover	Jan. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2022
Entity File Number	333-211986
Entity Registrant Name	OMNIA WELLNESS INC.
Entity Central Index Key	0001676852
Entity Tax Identification Number	98-1291924
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	999 18th Street
Entity Address, Address Line Two	Suite 3000
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	325-3738
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false